Pensions and Other Postretirement Benefits (Weighted Average Assumptions Used to Determine Benefit Obligation for Defined Benefit Pension and Other Postretirement Plans) (Detail)	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Discount rate	4.10%	4.60%
Rate of compensation increase	4.00%	3.90%